Submission	Mar. 20, 2026
Submission [Line Items]
Central Index Key	0001408100
Registrant Name	Kennedy-Wilson Holdings, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES